Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Goodwill

			Group
	Cost	Accumulated impairment	Net book value
	£m	£m	£m
At 31 December 2020, 1 January 2021 and 31 December 2021	1,285	(82)	1,203

Schedule of Goodwill for Cash Generating Units
Basis of the recoverable amount
The recoverable amount of all CGUs was determined based on its value in use (VIU) methodology at each testing date. For each CGU, the VIU is calculated by discounting management’s cash flow projections for the CGU. The cash flow projections also take account of increased internal capital allocations needed to achieve internal and regulatory capital targets including the leverage ratio. The key assumptions used in the VIU calculation for each CGU are set out below. The Retail Banking segment consists of the Private Banking CGU and the rest of Retail Banking, known as the Personal Financial Services CGU.
Key assumptions in the Value in use calculation

	Goodwill		Discount rate		Growth rate beyond initial cash flow projections
	2021	2020	2021	2020	2021	2020
CGU	£m	£m	%	%	%	%
Personal Financial Services	1,169	1,169	13.6	13.6	1.6	1.6
Private Banking	30	30	16.3	8.9	1.6	1.6
Other	4	4	13.6	13.6	1.6	1.6
	1,203	1,203

Reasonably Possible Changes in Key Cash Flow Projection Assumptions
Reasonably possible changes in key assumptions

CGU	Input	Key assumptions	Associated risks	Reasonably possible change
Personal Financial Services	Cash flow projections	–BoE Bank Rate –UK house price growth –UK mortgage loan market growth –UK unemployment rate –Position in the market –Regulatory capital levels.	–Uncertain market outlook –Persistent low interest rate environment –Customer remediation and regulatory action outcomes –Uncertain regulatory capital requirements.	–Cash flow projections decrease by 5% (2020: 5%).
	Discount rate	–Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	–Market rates of interest rise.	–Discount rate increases by 100 basis points (2020: 100 basis points).
At 31 December 2021 and 31 December 2020, a reasonably possible change in the key assumptions in relation to the VIU calculation for the goodwill balance in the Personal Financial Services CGU would have resulted in an impairment as follows.

		Impairment
		2021	2020
CGU	Reasonably possible change	£m	£m
Personal Financial Services	Cash flow projections decrease by 5% (2020: 5%)	—	—
	Discount rate increases by 100 basis points (2020: 100 basis points)	276	—

2021	Carrying value	Value in use	Headroom	Increase in post tax discount rate	Decrease in cash flows
CGU	£m	£m	£m	bps	%
Personal Financial Services	8,433	9,100	667	68	7

2020
Personal Financial Services	6,758	8,602	1,844	239	22

Disclosure of Intangible Assets
b) Other intangibles

			Group
	Cost	Accumulated amortisation / impairment	Net book value
	£m	£m	£m
At 1 January 2021	1,317	(871)	446
Additions	83	—	83
Disposals	(54)	53	(1)
Charge	—	(159)	(159)
Impairment	—	(27)	(27)
At 31 December 2021	1,346	(1,004)	342

At 1 January 2020	1,263	(690)	573
Additions	101	—	101
Disposals	(47)	47	—
Charge	—	(198)	(198)
Impairment	—	(30)	(30)
At 31 December 2020	1,317	(871)	446